SCHEDULE OF AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 310,696	$ 13,442,674
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	310,696	1,142,024
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total		$ 12,300,650